RESTRICTED CASH (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Restricted Cash [Abstract]
Operations	$ 29	$ 42
Credit obligations	51	37
Development projects	1	6
Total	81	85
Less: non-current	(60)	(46)
Current	$ 21	$ 39